Segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment reporting
Total segment income	$ 152,158	$ 359,121	$ 379,170
Unrealized gain/(loss) relating to third-party interests in capital provision assets	2,028	947	(57,500)
General, administrative and other	(30,467)	(21,468)	(22,447)
Case-related expenditures ineligible for inclusion in asset cost	(5,300)	(4,841)	(11,246)
Amortization of intangible assets		8,703	9,495
Total operating expenses	(145,823)	(120,580)	(132,691)
Income/(loss) from operations	6,335	238,541	246,479
Finance costs	(58,647)	(39,048)	(38,747)
Foreign currency transactions gains (losses), net	(5,482)	10,746	1,956
Net income (loss) before taxation	(59,443)	210,239	209,688
Benefit from (provision for) income taxes	3,015	(36,937)	(13,417)
Net income (loss) after taxation	(56,428)	173,302	196,271
Net income attributable to non-controlling interests	15,638	8,187	15,309
Net (loss)/income	(72,066)	165,115	180,962
Change in foreign currency translation adjustments	(2,443)	(10,206)	(17,525)
Comprehensive income (loss) per segment	$ (74,509)	154,909	163,437
Number of operating segments | segment	2
Capital provision income
Segment reporting
Total segment income	$ 127,549	340,103	409,156
Management fee income
Segment reporting
Total segment income	8,667	8,706	15,160
Performance fee income
Segment reporting
Total segment income	5,729	6,400
Total Burford-only segments
Segment reporting
Total segment income	132,885	347,407	354,701
Total operating expenses	(142,188)	(116,621)	(123,591)
Income/(loss) from operations	(9,303)	230,786	231,110
Finance costs	(58,647)	(39,048)	(38,747)
Loss on debt buyback	(1,649)
Foreign currency transactions gains (losses), net	(5,482)	10,314	2,016
Net income (loss) before taxation	(75,081)	202,052	194,379
Benefit from (provision for) income taxes	3,015	(36,937)	13,417
Net income (loss) after taxation	(72,066)	165,115	180,962
Net (loss)/income	(72,066)	165,115	180,962
Change in foreign currency translation adjustments	(2,443)	(10,206)	(17,525)
Comprehensive income (loss) per segment	(74,509)	154,909	163,437
Total Burford-only segments | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Total segment income	32,357	27,069	31,808
Total Burford-only segments | Capital provision income
Segment reporting
Total segment income	99,754	320,023	316,823
Total Burford-only segments | Management fee income
Segment reporting
Total segment income	10,510	11,454	18,399
Total Burford-only segments | Performance fee income
Segment reporting
Total segment income	5,729	6,400	594
Total Burford-only segments | Income from BOF-C
Segment reporting
Total segment income	9,798	6,630	7,137
Total Burford-only segments | Other services income
Segment reporting
Total segment income	7,094	2,900	11,748
Capital provision
Segment reporting
Total segment income	99,754	320,023	316,823
Total operating expenses	(87,420)	(55,139)	(72,252)
Income/(loss) from operations	12,334	264,884	244,571
Finance costs	(52,537)	(36,316)	(36,423)
Loss on debt buyback	(1,477)
Net income (loss) before taxation	(41,680)	228,568	208,148
Benefit from (provision for) income taxes	11,060	(35,080)	10,826
Net income (loss) after taxation	(30,620)	193,488	197,322
Net (loss)/income	(30,620)	193,488	197,322
Comprehensive income (loss) per segment	(30,620)	193,488	197,322
Capital provision | Capital provision income
Segment reporting
Total segment income	99,754	320,023	316,823
Asset Management and other services
Segment reporting
Total segment income	32,357	27,069	31,808
Total operating expenses	(33,280)	(24,254)	(23,704)
Income/(loss) from operations	(923)	2,815	8,104
Finance costs	(1,360)
Loss on debt buyback	(38)
Net income (loss) before taxation	(2,321)	2,815	8,104
Benefit from (provision for) income taxes	3,089	(2,647)	(89)
Net income (loss) after taxation	768	168	8,193
Net (loss)/income	768	168	8,193
Comprehensive income (loss) per segment	768	168	8,193
Asset Management and other services | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Total segment income	32,357	27,069	31,808
Asset Management and other services | Management fee income
Segment reporting
Total segment income	10,510	11,454	18,399
Asset Management and other services | Performance fee income
Segment reporting
Total segment income	5,729	6,400	594
Asset Management and other services | Income from BOF-C
Segment reporting
Total segment income	9,798	6,630	7,137
Asset Management and other services | Other services income
Segment reporting
Total segment income	6,320	2,585	5,678
Other Corporate
Segment reporting
Total segment income	774	315	6,070
Total operating expenses	(21,488)	(37,228)	(27,635)
Income/(loss) from operations	(20,714)	(36,913)	(21,565)
Finance costs	(4,750)	(2,732)	(2,324)
Loss on debt buyback	(134)
Foreign currency transactions gains (losses), net	(5,482)	10,314	2,016
Net income (loss) before taxation	(31,080)	(29,331)	(21,873)
Benefit from (provision for) income taxes	(11,134)	790	2,680
Net income (loss) after taxation	(42,214)	(28,541)	(24,553)
Net (loss)/income	(42,214)	(28,541)	(24,553)
Change in foreign currency translation adjustments	(2,443)	(10,206)	(17,525)
Comprehensive income (loss) per segment	(44,657)	(38,747)	(42,078)
Other Corporate | Other services income
Segment reporting
Total segment income	774	315	6,070
Total Consolidated
Segment reporting
Total segment income	152,158	359,121	379,170
Unrealized gain/(loss) relating to third-party interests in capital provision assets	2,028	947	(57,500)
Total operating expenses	(145,823)	(120,580)	(132,691)
Income/(loss) from operations	6,335	238,541	246,479
Finance costs	(58,647)	(39,048)	(38,747)
Loss on debt buyback	(1,649)
Foreign currency transactions gains (losses), net	(5,482)	10,746	1,956
Net income (loss) before taxation	(59,443)	210,239	209,688
Benefit from (provision for) income taxes	3,015	(36,937)	13,417
Net income (loss) after taxation	(56,428)	173,302	196,271
Net income attributable to non-controlling interests	(15,638)	(8,187)	(15,309)
Net (loss)/income	(72,066)	165,115	180,962
Change in foreign currency translation adjustments	(2,443)	(10,206)	(17,525)
Comprehensive income (loss) per segment	(74,509)	154,909	163,437
Total Consolidated | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Total segment income	32,357	27,069	31,808
Total Consolidated | Capital provision income
Segment reporting
Total segment income	127,549	340,103	409,156
Total Consolidated | Management fee income
Segment reporting
Total segment income	8,667	8,706	15,160
Total Consolidated | Performance fee income
Segment reporting
Total segment income	5,729	6,400
Total Consolidated | Other services income
Segment reporting
Total segment income	8,185	2,965	12,354
Total Consolidated | Capital provision
Segment reporting
Total segment income	129,577	341,050	351,656
Total operating expenses	(91,055)	(59,098)	(81,352)
Total Consolidated | Asset Management and other services
Segment reporting
Total segment income	20,716	17,691	20,838
Total operating expenses	(33,280)	(24,254)	(23,704)
Total Consolidated | Other Corporate
Segment reporting
Total segment income	1,865	380	6,676
Total operating expenses	(21,488)	(37,228)	(27,635)
Adjustment for third-party interests
Segment reporting
Total segment income	19,273	11,714	24,469
Unrealized gain/(loss) relating to third-party interests in capital provision assets	2,028	947	(57,500)
Total operating expenses	(3,635)	(3,959)	(9,100)
Income/(loss) from operations	15,638	7,755	15,369
Foreign currency transactions gains (losses), net		432	(60)
Net income (loss) before taxation	15,638	8,187	15,309
Net income (loss) after taxation	15,638	8,187	15,309
Net income attributable to non-controlling interests	(15,638)	(8,187)	(15,309)
Adjustment for third-party interests | Capital provision income
Segment reporting
Total segment income	27,795	20,080	92,333
Adjustment for third-party interests | Management fee income
Segment reporting
Total segment income	(1,843)	(2,748)	(3,239)
Adjustment for third-party interests | Performance fee income
Segment reporting
Total segment income			(594)
Adjustment for third-party interests | Income from BOF-C
Segment reporting
Total segment income	(9,798)	(6,630)	(7,137)
Adjustment for third-party interests | Other services income
Segment reporting
Total segment income	1,091	65	606
Adjustment for third-party interests | Capital provision
Segment reporting
Total segment income	29,823	21,027	34,833
Total operating expenses	(3,635)	(3,959)	(9,100)
Adjustment for third-party interests | Asset Management and other services
Segment reporting
Total segment income	(11,641)	(9,378)	(10,970)
Adjustment for third-party interests | Other Corporate
Segment reporting
Total segment income	$ 1,091	$ 65	$ 606